accounting policy developments - Impacts of application of IFRS 16, Consolidated statements of financial position (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Current assets
Prepaid expenses	$ 547	$ 551	$ 539
Non-current assets
Property, plant and equipment, net	14,232	13,132	12,091
Current liabilities
Accounts payable and accrued liabilities	2,749	2,564	2,570
Provisions	288	120	129
Current maturities of long-term debt	1,332	1,016	836
Non-current liabilities
Provisions	590	680	728
Long-term debt	17,142	14,466	13,265
Other long-term liabilities	806	681	731
Deferred income taxes	3,204	3,095	3,148	$ 2,941
Owners' equity
Retained earnings		4,321
Accumulated other comprehensive income - cumulative foreign currency translation adjustment	42	11	23		$ 53
Non-controlling interests	$ 111	74	82
Excluding effects of IFRS 16
Current assets
Prepaid expenses		539
Non-current assets
Property, plant and equipment, net		12,091
Current liabilities
Accounts payable and accrued liabilities		2,570
Provisions		129
Current maturities of long-term debt		836
Non-current liabilities
Provisions		728
Long-term debt		13,265
Other long-term liabilities		731
Deferred income taxes		3,148
Owners' equity
Retained earnings		4,474
Accumulated other comprehensive income - cumulative foreign currency translation adjustment		12
Non-controlling interests		82
IFRS 16 effects
Current assets
Prepaid expenses		12
Non-current assets
Property, plant and equipment, net		1,041
Current liabilities
Accounts payable and accrued liabilities		(6)
Provisions		(9)
Current maturities of long-term debt		180
Non-current liabilities
Provisions		(48)
Long-term debt		1,201
Other long-term liabilities		(50)
Deferred income taxes		(53)
Owners' equity
Retained earnings		(153)
Accumulated other comprehensive income - cumulative foreign currency translation adjustment		(1)	$ (1)
Non-controlling interests		$ (8)